Related Party Transactions	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 6 – RELATED PARTY TRANSACTIONS

Sales to related party

During the three and six months ended June 30, 2014 and 2013, the Company engaged in certain sales transactions with the owner of Nanofilm’s Class Z Membership Units. These transactions were conducted during the normal course of the Company’s business on terms consistent with similar transactions with unrelated parties. Sales to the related party totaled $24,367 and $74,698 for the three months ended June 30, 2014 and 2013, respectively. Sales to the related party totaled $107,052 and $130,273 for the six months ended June 30, 2014 and 2013, respectively. Accounts receivable from the related party totaled $5,959 and $17,224 at June 30, 2014 and December 31, 2013, respectively.

Other

A board member is a principal in an investment advisory firm which the Company paid approximately $23,000 and $90,000 in fees and expenses during the three and six months ended June 30, 2014.